ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

6.     ACCOUNTS RECEIVABLE

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
Accounts receivable	132,831	138,035	20,014
Allowance for credit losses	(4,932)	(7,764)	(1,126)
Accounts receivable, net	127,899	130,271	18,888

The rollforward in the allowance for credit losses were as follows:

	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Balance at the beginning of the year	7,147	6,473	4,932	715
Cumulative effect of adopting ASU 2016-13	597	—	—	—
Disposal of subsidiary	(60)	—	—	—
Provisions for the year	1,879	1,463	2,832	411
Reversal of provisions from prior periods due to subsequent cash collection during the year	(1,415)	(983)	—	—
Amounts written off during the year	(1,675)	(2,021)	—	—
Balance at the end of the year	6,473	4,932	7,764	1,126

Provisions for allowance for doubtful debts are recorded in “general and administrative expenses” in the consolidated statements of comprehensive loss.

Accounts receivable with carrying value of RMB10,056 and RMB11,166 (US$1,619)were used to secure certain bank borrowings as at December 31, 2021 and 2022 respectively (note 18).